INCOME TAXES - Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Income before income tax	¥ 106,669	$ 16,738	¥ 265,609	¥ 652,370
Tax expense at PRC enterprise income tax rate of 25%	26,667		66,402	163,093
Income tax on tax holidays	(19,387)		(41,869)	(72,396)
Tax effect of permanence differences	(34,587)		(20,001)	(31,088)
Effect of income tax rate differences in jurisdictions other than the PRC	23,666		21,625	16,270
Change in tax rate	9,549		3,460
Changes in valuation allowances	4,837		1,537	2,008
Income tax expense	¥ 10,745	$ 1,686	¥ 31,154	¥ 77,887